Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current | ¥		¥ 3,382	¥ 10,288	¥ 8,490
Deferred | ¥		(5,776)	(892)	(229)
Total income tax expense (benefit) | ¥		¥ (2,394)	¥ 9,396	¥ 8,261
US$ [Member]
Current | $	$ 479
Deferred | $	(818)
Total income tax expense (benefit) | $	$ (339)